Share Capital (Schedule of Bonus Share) (Details) - shares	Dec. 31, 2017	Jan. 31, 2017
Allocated Bonus Shares [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding share authorized	3,150,000	3,150,000
Unissued Bonus Shares [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding share authorized	3,640,000	3,640,000